CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	¥ 21,717	¥ 96,791
Interest and fee receivables, net of allowance	39,628	18,730
Loan receivables, net of allowance	791,390	675,341
Prepaid expenses and others	15,411	11,156
Total current assets	868,146	802,018
NON-CURRENT ASSETS
Property and equipment, net	338	779
Deferred tax assets	645
Total non-current assets	983	779
Total assets	869,129	802,797
LIABILITIES
Loan payables	226,370	200,470
Advance from customers	142	599
Salary and benefit payable	3,423	2,169
Income taxes payable	14,851	13,963
Interest payable	4,560	3,227
Other payable	15,730	2,684
Total current liabilities	265,076	223,112
SHAREHOLDERS' EQUITY
Capital and reserve attributable to equity holders of the parent entity
Share capital	325	77
Additional paid-in capital	388,317	395,924
Statutory reserve	7,751	7,751
General risk reserve	5,891	5,891
Retained earnings	80,958	54,105
Non-controlling interests in equity	120,811	115,937
Total shareholders' equity	604,053	579,685
Total equity and liabilities	¥ 869,129	¥ 802,797